INCOME TAXES - Summary of income tax expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expense:	¥ 141,578		¥ 83,216	¥ 168,924
Deferred income tax (benefit) expense:	(15,854)		25,595	(131,917)
Total income tax expense	¥ 125,724	$ 19,729	¥ 108,811	¥ 37,007